Condensed Statements Of Consolidated Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Cash flow hedges – derivative value net loss recognized in net income (net of tax expense (benefit)	$ 1	$ 5